Debt Maturing Within One Year (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Long-term debt maturing within one year	$ 2,477	$ 6,325
Short-term notes payable	168	158
Commercial paper and other		6
Total debt maturing within one year	$ 2,645	$ 6,489